Derivative Financial Assets - Schedule of Derivative Financial Asset in Accordance (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
DERIVATIVE FINANCIAL ASSETS [Abstract]
Balance	$ 167,388
Realized in profit or loss during the year	34,234
Settlement	(201,411)
Exchange realignment	(211)
Balance